BETTER 10K - LEASES - Sales Type Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Sales-type Lease, Revenue	$ 0	$ 8,991	$ 304	$ 214,764	$ 216,408	$ 30,636
Sales-type Lease, Initial Direct Cost Expense, Commencement	$ 0	$ 8,944	$ 278	$ 215,972	217,609	30,780
Gross Margin					$ (1,201)	$ (163)